The Pre-IPO and Growth Fund
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
Investments — 91.3%	Footnotes	Shares	Fair Value
Common Stocks — 12.9%
Communications — 0.7%
Alphabet, Inc. - Class A		1,200	$428,844
GoDaddy, Inc.	*	4,900	415,912
Meta Platforms, Inc. - Class A		600	337,974
Spotify Technology S.A.	*	360	165,287
Total Communications			1,348,017
Consumer Discretionary — 0.2%
Amazon.com, Inc.	*	1,600	381,344
Energy — 0.4%
First Solar, Inc.	*	1,800	424,728
Vestas Wind Systems A/S		12,617	356,039
Total Energy			780,767
Financials — 0.5%
GPGI, Inc.		29,500	467,575
S&P Global, Inc.		160	65,161
Visa, Inc. - Class A		1,120	384,261
Total Financials			916,997
Health Care — 2.8%
Alkermes PLC	*	4,900	256,735
AstraZeneca PLC		1,100	208,582
Axsome Therapeutics, Inc.	*	700	171,339
Charles River Laboratories International, Inc.	*	800	181,432
Cogent Biosciences, Inc.	*	4,700	181,890
Cytokinetics, Inc.	*	3,200	272,608
Dianthus Therapeutics, Inc.	*	2,000	194,960
Eli Lilly & Co.		200	239,886
EssilorLuxottica S.A.		765	143,394
GE HealthCare Technologies, Inc.		2,400	153,624
Guardant Health, Inc.	*	2,300	345,069
ICON PLC	*	1,800	312,678
Indivior Pharmaceuticals, Inc.	*	3,400	139,502
Intuitive Surgical, Inc.	*	440	174,979
Lantheus Holdings, Inc.	*	2,100	232,974
Lonza Group A.G.		274	185,086
Mirum Pharmaceuticals, Inc.	*	2,100	245,847
Repligen Corp.	*	1,400	191,016
Revolution Medicines, Inc.	*	1,800	337,104
Roivant Sciences Ltd.	*	3,000	106,170
Royalty Pharma PLC - Class A		3,600	201,852
Spyre Therapeutics, Inc.	*	2,100	186,438
Stryker Corp.		520	163,717
Tango Therapeutics, Inc.	*	4,300	134,418

The Pre-IPO and Growth Fund
Consolidated Schedule of Investments - Continued
June 30, 2026 (Unaudited)
Investments — 91.3%	Footnotes	Shares	Fair Value
Common Stocks (Continued)
Health Care (Continued)
Thermo Fisher Scientific, Inc.		240	$120,326
Total Health Care			5,081,626
Industrials — 2.4%
Alstom S.A.	*	18,242	317,130
Amphenol Corp. - Class A		2,900	511,328
Bloom Energy Corp.	*	1,800	544,860
CSX Corp.		8,600	408,758
Honeywell Aerospace, Inc.	*	800	176,864
Honeywell International, Inc.		800	179,120
Legrand S.A.		2,523	425,785
nVent Electric PLC		2,800	474,908
Siemens Energy A.G.		1,961	371,496
SPIE S.A.		6,790	391,015
Vertiv Holdings Co. - Class A		600	200,892
Waste Management, Inc.		1,500	334,320
Total Industrials			4,336,476
Materials — 0.7%
Air Liquide S.A.		1,900	376,179
Element Solutions, Inc.		6,500	310,375
Linde PLC		680	352,879
Sherwin-Williams Co.		920	316,775
Total Materials			1,356,208
Technology — 4.9%
Apple, Inc.		1,300	376,168
Applied Materials, Inc.		700	506,100
ASML Holding N.V.		130	255,693
Astera Labs, Inc.	*	2,400	1,159,248
Broadcom, Inc.		280	105,770
Ciena Corp.	*	800	392,448
Coherent Corp.	*	300	118,341
CoreWeave, Inc. - Class A	*	1,600	159,264
Credo Technology Group Holding Ltd.	*	1,100	299,145
Intel Corp.	*	4,971	694,101
Lam Research Corp.		900	389,997
Marvell Technology, Inc.		1,400	417,046
Micron Technology, Inc.		900	1,038,861
Microsoft Corp.		920	343,178
NVIDIA Corp.		2,000	400,180
Palo Alto Networks, Inc.	*	1,600	545,632
Semtech Corp.	*	1,100	178,035
Shopify, Inc.	*	700	79,926
Snowflake, Inc.	*	700	178,150
Synaptics, Inc.	*	2,500	310,575

The Pre-IPO and Growth Fund
Consolidated Schedule of Investments - Continued
June 30, 2026 (Unaudited)
Investments — 91.3%	Footnotes	Shares	Fair Value
Common Stocks (Continued)
Technology (Continued)
Teradyne, Inc.		400	$193,536
Twilio, Inc. - Class A	*	1,500	309,495
Unity Software, Inc.	*	6,100	174,338
Western Digital Corp.		600	383,232
Total Technology			9,008,459
Utilities — 0.3%
SSE PLC		10,944	353,622
Xcel Energy, Inc.		1,200	96,360
Total Utilities			449,982
Total Common Stocks
(Cost $17,816,952)			23,659,876

Investments — 91.3%	Footnotes	Acquisition Date	Cost	Fair Value
Private Equity Funds^ — 1.0%
Technology — 1.0%
Goanna Global Tech Leaders L.P.	*,1,2	7/9/2025	$750,000	$884,312
Harbert Crossover Fund L.P. Series 4	*,1,2	3/13/2026	1,000,000	966,237
Total Technology				1,850,549
Total Private Equity Funds
(Cost $1,750,000)				1,850,549
Special Purpose Vehicles^,† — 77.4%
Advanced Manufacturing — 1.1%
Washington Harbour Foundry LLC - Class B	*,1,2	3/23/2026	2,105,000	2,005,000
Aerospace/Defense — 6.9%
Atreides Special Circumstances Fund LLC Series U	*,1,2,3	10/9/2025	1,002,381	3,708,447
Atreides Special Circumstances Fund LLC Series V	*,1,2,4	12/9/2025	4,513,125	7,010,956
KHK Growth V Holding Ltd. - Class B	*,1,2	2/5/2026	2,020,000	2,000,000
Total Aerospace/Defense				12,719,403
AI Model — 10.6%
IPPE Co. Invest Horizon DE L.P.	*,1,2,3	8/25/2025	3,262,187	13,593,003
IPPE DE Velocity L.P.	*,1,2,3	9/25/2025	3,713,875	5,799,033
Total AI Model				19,392,036
Commercial Banks, Non-US — 3.9%
Target Global Selected Opportunities L.P.	*,1,2	3/23/2026	1,533,066	2,123,294
Target Global Selected Opportunities LLC - Series Space	*,1,2	12/29/2025	2,568,783	3,551,416
The Goldweighers Field L.P.	*,1,2,3	7/28/2025	907,500	1,414,991
Total Commercial Banks, Non-US				7,089,701

The Pre-IPO and Growth Fund
Consolidated Schedule of Investments - Continued
June 30, 2026 (Unaudited)
Investments — 91.3%	Footnotes	Acquisition Date	Cost	Fair Value
Special Purpose Vehicles^,† (Continued)
Computer Software — 10.9%
Atreides Special Circumstances Fund LLC Series Y	*,1,2,3	6/25/2026	$7,000,000	$7,000,000
Goanna Capital 25E LLC	*,1,2,3	10/24/2025	3,580,500	4,211,663
IPPE Co. Invest Databricks DE L.P.	*,1,2,3	4/30/2025	4,243,031	8,867,906
Total Computer Software				20,079,569
E-Commerce/Services — 1.3%
Loft Holdings Ltd.	#,*,2,3	12/30/2025	2,313,800	2,313,800
Electronic Compo-Semicon — 2.0%
Atreides Special Circumstances Fund LLC Series X	*,1,2	3/27/2026	3,600,000	3,600,000
Electronic Forms — 3.3%
Goanna Capital 25R LLC	*,1,2	7/11/2025	6,060,000	6,060,000
Enterprise Software and Services — 2.7%
Goanna Capital 25Y LLC	*,1,2,3	9/25/2025	5,062,500	5,062,500
Medical Information Systems — 3.1%
Goanna Capital 25V LLC	*,1,2,3	11/17/2025	2,032,000	3,708,871
Goanna Capital 26Q LLC	*,1,2	6/10/2026	2,020,000	2,000,000
Total Medical Information Systems				5,708,871
Networking Products — 6.5%
APOF5 L.P.	*,1,2	6/26/2026	2,500,000	2,500,000
Atreides Lookfar Fund LLC	*,1,2,3	6/22/2026	7,500,000	7,500,000
Atreides Special Circumstances Fund LLC Series T	*,1,2,3	8/27/2025	510,000	2,040,031
Total Networking Products				12,040,031
Retail-Automobile — 0.6%
Flight Deck Onshore Fund L.P.	*,1,2,3	12/19/2025	1,055,000	1,056,127
Semiconductor Equipment — 24.2%
Atreides Special Circumstances Fund LLC Series S	*,1,2,3	8/22/2025	8,013,408	44,448,543
Technology — 0.3%
KHK Ventures II Fund L.P.	*,1,2,5,6	6/18/2026	500,000	500,000
Total Special Purpose Vehicles
(Cost $77,616,156)				142,075,581
Total Investments
(Cost $97,183,108)				167,586,006
Other assets in excess of liabilities — 8.7%				15,971,653
Total Net Assets — 100.0%				$183,557,659

The Pre-IPO and Growth Fund
Consolidated Schedule of Investments - Continued
June 30, 2026 (Unaudited)
^All investments were illiquid and did not issue shares, except where specifically noted. Redemptions or withdrawals were generally not permitted except at the discretion of the respective general partner, manager, or advisor. The investments were not traded on active markets, and liquidity, if any, could only be achieved through the sale, public offering, or other conversion event of the underlying investments, which may not be available. Accordingly, no stated redemption notice period was applicable, and no remaining lock-up period existed.
†Special Purpose Vehicles (“SPVs”) are private investments vehicles formed to invest in a particular portfolio company that rely on an exemption from the Investment Company Act pursuant to section 3(c)(1) or section 3(c)(7).
#The value was determined by the Valuation Designee using significant unobservable inputs. This is reported as a Level 3 security in the Fair Value Hierarchy.
*Investment is non-income producing.
[1]Investment valued using net asset value, or its equivalent, as a practical expedient in accordance with ASC 820 and not included in the fair value hierarchy.
[2]Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of June 30, 2026 was $143,926,130, or 78.4% of net assets.
[3]The special purpose vehicle investment is held through Co-Investment Series of ABS Investment Fund LLC, a related party entity. ABS Investment Management LLC serves as Managing Member of ABS Investment Fund LLC.
4A portion of the special purpose vehicle investment is held through Co-Investment Series of ABS Investment Fund LLC, a related party entity. ABS Investment Management LLC serves as Managing Member of ABS Investment Fund LLC.
[5]All or a portion of this security is held through HMP Ltd.
[6]Investment has been committed to but has not been fully funded by the Fund. The remaining unfunded commitment was $500,000 as of June 30, 2026.